Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 11, 2020	Nov. 24, 2019	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding		101,108,886	100,784,422
Common Stock
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding		101,109,000	100,784,000	100,435,000			89,127,000
Teekay LNG | Common Stock
Subsidiary or Equity Method Investee [Line Items]
Limited Partners' Capital Account, Units Issued					10,750,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-eight
Teekay Tankers | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	29,000,000.0					232,000,000.0
Teekay Tankers | Common Class B
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	4,600,000					37,000,000.0
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		28.60%	28.70%
Teekay LNG
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		42.40%	33.90%		42.00%
Teekay LNG | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Limited Partners Capital Account Units Owned		36,000,000
Common Unit Repurchase Program 2018 [Member] | Teekay LNG
Subsidiary or Equity Method Investee [Line Items]
Stock Repurchase Program, Authorized Amount			$ 100.0
Stock Repurchased During Period, Shares		1,400,000	1,900,000	300,000
Payments for Repurchase of Common Stock		$ 15.3	$ 25.2	$ 3.7